Note 9 - Payroll and Related Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of payroll and related benefits [text block]
	2018	2017	2016
Wages and salaries	3,422.0	3,371.2	3,038.9
Social security contributions	789.3	741.1	727.2
Other personnel cost	726.6	616.2	613.8
Increase in liabilities for defined benefit plans	142.0	138.7	151.7
Share-based payment	162.7	236.9	189.3
Contributions to defined contribution plans	32.2	18.9	25.3
	5,274.8	5,123.0	4,746.2

Disclosure of payroll and related benefits affecting the income statement [text block]
	2018	2017	2016
Cost of sales	1,814.7	1,714.8	1,912.3
Distribution expenses	987.7	791.5	780.8
Sales and marketing expenses	1,239.0	1,096.8	989.8
Administrative expenses	1,085.4	1,470.1	970.3
Net finance cost	103.0	42.9	95.9
Exceptional items	45.0	6.9	(2.9)
	5,274.8	5,123.0	4,746.2